Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 21, 2017
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2017